Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Jul. 31, 2024	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 7.14
Option 6 and 7
Disclosure of classes of share capital [line items]
Exercise price			$ 4.1
Option 8
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 5.68	[1]	1.48
Option 9 to 22
Disclosure of classes of share capital [line items]
Exercise price			$ 1.47

[1]	Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2024 rate.